STAFF COSTS (Tables)	12 Months Ended
Dec. 31, 2023
STAFF COSTS
Schedule of staff costs and average number of employees

USDm	2023	2022	2021
Total staff costs
Staff costs included in operating expenses	8.6	7.7	9.7
Staff costs included in administrative expenses	69.3	42.0	42.4
Total	77.9	49.7	52.1

Staff costs comprise the following
Wages and salaries	46.9	38.8	42.1
Share-based compensation	23.0	2.9	2.3
Pension costs	3.8	3.3	3.6
Other social security costs	1.4	1.5	1.3
Other staff costs	2.8	3.2	2.8
Total	77.9	49.7	52.1

Average number of permanent employees
Seafarers	105	100	106
Land-based	468	386	341
Total	573	486	447

Schedule of key management personnel compensation

USD '000	2023	2022	2021
Non-Executive Board and Committee remuneration, short term
Christopher H. Boehringer	214	210	235
David N. Weinstein	219	207	234
Göran Trapp	164	155	176
Annette Malm Justad	164	155	176
Total	761	727	821
NOTE 5 – continued

USD '000	Salary	Taxable benefits	Annual performance bonus	Total
Executive Management remuneration
Jacob Meldgaard
2021, TORM A/S¹⁾	1,161	44	1,161	2,366
2021, TORM plc¹⁾	82	—	—	82
2022, TORM A/S¹⁾	1,040	39	593	1,672
2022, TORM plc¹⁾	72	—	—	72
2023, TORM A/S¹⁾	1,119	40	1,277	2,436
2023, TORM plc¹⁾	77	—	—	77
¹⁾ Paid by legal entity as noted.

Disclosure of number and weighted average exercise prices of other equity instruments
LTIP element of CEO Jacob Meldgaard's remuneration package 2023:

	Ordinary	Ordinary	Ordinary	Retention
Grant Date	18-Mar-21	23-Mar-22	29-Mar-23	29-Mar-23
RSU LTIP grant¹⁾	255,200	255,200	255,200	300,000
Exercise price per share	DKK 53.50	DKK 58.00	DKK 220.60	USD 0.01
RSU grant value assuming 100% vesting	USD 0.6m	USD 0.5m	USD 2.5m	USD 10.7m

¹⁾ LTIP award is fixed by the Board of Directors and was communicated via company announcement no. 7 dated18 March 2021, announcement no. 9 dated 23 March 2022 and announcement no.9 dated 29 March 2023, therefore there is no minimum or maximum for 2021, 2022 and 2023.

Schedule of reconciliation number of other equity instruments
The program comprises the following number of shares in TORM plc:

Number of shares (1,000)	2023	2022	2021
Outstanding as of January 01	2,424.0	2,372.9	2,187.5
Granted during the period	3,136.6	1,393.0	1,355.1
Exercised during the period	(1,137.6)	(1,078.0)	(409.4)
Expired/forfeited during the period	(5.3)	(263.9)	(760.3)
Outstanding as of December 31	4,417.7	2,424.0	2,372.9

Exercisable as of December 31	—	—	—